Supplementary Financial Statements Information (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Supplementary Financial Statements Information [Abstract]
Raw materials and subassemblies	$ 2,633	$ 2,252
Work in process	162	123
Finished products	1,561	1,272
Inventories	$ 4,356	$ 3,647